CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Feb. 29, 2020	Feb. 28, 2019
Accounts payable	$ 117,770	$ 106,493
Deferred revenue - current	780,167	433,610
Amounts due to related parties	4,361	24,375
Accrued expenses and other current liabilities	552,650	365,195
Income tax payable	46,650	38,743
Short-term Debt		210,027
Operating lease liability - current	304,960
Deferred revenue - non-current	833	2,497
Due to related parties, noncurrent		196
Deferred tax liabilities - non-current	7,789	17,738
Long-term Debt	261,950
Other Liabilities, Noncurrent		465
Operating lease liability - noncurrent	949,919
VIE's
Accounts payable	104,231	98,436
Deferred revenue - current	733,253	401,027
Amounts due to related parties	4,264	18,504
Accrued expenses and other current liabilities	470,519	291,728
Income tax payable	43,233	36,670
Short-term Debt	0	0
Bond payable - current	0	0
Operating lease liability - current	276,712	0
Deferred revenue - non-current	833	2,497
Due to related parties, noncurrent	0	106
Deferred tax liabilities - non-current	7,197	16,951
Long-term Debt	0	0
Other Liabilities, Noncurrent	0	465
Operating lease liability - noncurrent	$ 883,603	$ 0
Common Class A
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	132,895,675	126,501,071
Common shares, shares outstanding (in shares)	126,501,071	118,401,821
Common Class B
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	66,941,204	70,556,000
Common shares, shares outstanding (in shares)	66,941,204	70,556,000